REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of Revenues

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Turnkey contracts	32,252	17,240	13,684
Games	2,006	2,189	2,098
Total royalties	34,258	19,429	15,782

Development and other services from Aspire (See also Note 6B)	2,430	4,099	3,421
Development and other services from NPI (See also Note 7A)	4,404	2,914	1,244
Development and other services from Michigan Joint Operation (See also Note 7B)	1,413	958	594
Total Development and other services	8,247	7,971	5,259
Use of IP rights (William Hill only, see also Note 6A)	6,697	5,662	2,437
Total Revenues	49,202	33,062	23,478